Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of undiscounted future minimum payments under the Company's operating lease liabilities and reconciliation to the operating lease liabilities

	2022	2022
	RMB	US$
2023	3,402	493
2024	873	127
2025 and after	273	40
Total undiscounted cashflows	4,548	660
Less: imputed interest	169	25
Present value of lease liabilities	4,379	635